CERTIFICATION UNDER RULE 497(j)

July 8, 2014

VIA EDGAR

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
Resource Variable Account B (“Registrant”)
1933 Act File No. 333-178461
1940 Act File No. 811-4716

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated July 2, 2014, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on July 2, 2014.

Sincerely,

/s/Suzanne Webb Sainato
Suzanne Webb Sainato
Vice President and Chief Compliance Officer